DEPOSITS FROM CUSTOMERS (Details 2) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Deposits From Customers [Line Items]
Time deposits	$ 56,853,141	$ 53,961,586
Fair value	57,585,666	54,782,101
Less than one year [member]
Disclosure Of Deposits From Customers [Line Items]
Time deposits	37,911,658	36,416,439
Fair value	38,216,970	36,701,555
1 to 3 years [member]
Disclosure Of Deposits From Customers [Line Items]
Time deposits	12,753,264	10,525,956
Fair value	12,965,241	10,727,828
3 to 5 years [member]
Disclosure Of Deposits From Customers [Line Items]
Time deposits	4,559,122	5,367,765
Fair value	4,663,087	5,592,750
More than 5 years [member]
Disclosure Of Deposits From Customers [Line Items]
Time deposits	1,629,097	1,651,426
Fair value	$ 1,740,368	$ 1,759,968